FAIR VALUE MEASUREMENTS (Details 4) (USD $) In Millions, unless otherwise specified	12 Months Ended																																																				12 Months Ended																																		12 Months Ended
	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2010 Segment Discontinued Operations	Dec. 31, 2011 Liabilities	Dec. 31, 2010 Liabilities	Dec. 31, 2011 Policyholder contract deposits	Dec. 31, 2010 Policyholder contract deposits	Dec. 31, 2010 Policyholder contract deposits Segment Discontinued Operations	Dec. 31, 2011 Derivative liabilities, net	Dec. 31, 2010 Derivative liabilities, net	Dec. 31, 2010 Derivative liabilities, net Segment Discontinued Operations	Dec. 31, 2011 Interest rate contracts	Dec. 31, 2010 Interest rate contracts	Dec. 31, 2011 Foreign exchange contracts	Dec. 31, 2010 Foreign exchange contracts	Dec. 31, 2010 Foreign exchange contracts Segment Discontinued Operations	Dec. 31, 2011 Equity contracts	Dec. 31, 2010 Equity contracts	Dec. 31, 2010 Equity contracts Segment Discontinued Operations	Dec. 31, 2011 Other investment types: Commodity contracts	Dec. 31, 2010 Other investment types: Commodity contracts	Dec. 31, 2011 Credit contracts	Dec. 31, 2010 Credit contracts	Dec. 31, 2011 Other contracts	Dec. 31, 2010 Other contracts	Dec. 31, 2010 Other contracts Segment Discontinued Operations	Dec. 31, 2011 Other long-term debt	Dec. 31, 2010 Other long-term debt	Dec. 31, 2011 Bonds available for sale	Dec. 31, 2010 Bonds available for sale	Dec. 31, 2010 Bonds available for sale Segment Discontinued Operations	Dec. 31, 2011 Bonds available for sale Obligations of states, municipalities and political subdivisions	Dec. 31, 2010 Bonds available for sale Obligations of states, municipalities and political subdivisions	Dec. 31, 2011 Bonds available for sale Non-U.S. government	Dec. 31, 2010 Bonds available for sale Non-U.S. government	Dec. 31, 2010 Bonds available for sale Non-U.S. government Segment Discontinued Operations	Dec. 31, 2011 Bonds available for sale Corporate debt	Dec. 31, 2010 Bonds available for sale Corporate debt	Dec. 31, 2010 Bonds available for sale Corporate debt Segment Discontinued Operations	Dec. 31, 2011 Bonds available for sale Residential mortgage backed securities (RMBS)	Dec. 31, 2010 Bonds available for sale Residential mortgage backed securities (RMBS)	Dec. 31, 2010 Bonds available for sale Residential mortgage backed securities (RMBS) Segment Discontinued Operations	Dec. 31, 2011 Bonds available for sale Commercial mortgage-backed securities (CMBS)	Dec. 31, 2010 Bonds available for sale Commercial mortgage-backed securities (CMBS)	Dec. 31, 2010 Bonds available for sale Commercial mortgage-backed securities (CMBS) Segment Discontinued Operations	Dec. 31, 2011 Bonds available for sale Collateralized Debt Obligations/Asset Backed Securities (CDO/ABS)	Dec. 31, 2010 Bonds available for sale Collateralized Debt Obligations/Asset Backed Securities (CDO/ABS)	Dec. 31, 2010 Bonds available for sale Collateralized Debt Obligations/Asset Backed Securities (CDO/ABS) Segment Discontinued Operations	Dec. 31, 2011 Bond trading securities	Dec. 31, 2010 Bond trading securities	Dec. 31, 2010 Bond trading securities Segment Discontinued Operations	Dec. 31, 2009 Bond trading securities U.S. government and government sponsored entities	Dec. 31, 2010 Bond trading securities U.S. government and government sponsored entities Segment Discontinued Operations	Dec. 31, 2010 Bond trading securities Non-U.S. government	Dec. 31, 2010 Bond trading securities Non-U.S. government Segment Discontinued Operations	Dec. 31, 2011 Bond trading securities Corporate debt	Dec. 31, 2010 Bond trading securities Corporate debt	Dec. 31, 2010 Bond trading securities Corporate debt Segment Discontinued Operations	Dec. 31, 2011 Bond trading securities Residential mortgage backed securities (RMBS)	Dec. 31, 2010 Bond trading securities Residential mortgage backed securities (RMBS)	Dec. 31, 2011 Bond trading securities Commercial mortgage-backed securities (CMBS)	Dec. 31, 2010 Bond trading securities Commercial mortgage-backed securities (CMBS)	Dec. 31, 2010 Bond trading securities Commercial mortgage-backed securities (CMBS) Segment Discontinued Operations	Dec. 31, 2011 Bond trading securities Collateralized Debt Obligations/Asset Backed Securities (CDO/ABS)	Dec. 31, 2010 Bond trading securities Collateralized Debt Obligations/Asset Backed Securities (CDO/ABS)	Dec. 31, 2010 Bond trading securities Collateralized Debt Obligations/Asset Backed Securities (CDO/ABS) Segment Discontinued Operations	Dec. 31, 2011 Equity securities available for sale	Dec. 31, 2010 Equity securities available for sale	Dec. 31, 2010 Equity securities available for sale Segment Discontinued Operations	Dec. 31, 2011 Equity securities available for sale Common Stock	Dec. 31, 2010 Equity securities available for sale Common Stock	Dec. 31, 2010 Equity securities available for sale Common Stock Segment Discontinued Operations	Dec. 31, 2011 Equity securities available for sale Preferred Stock	Dec. 31, 2010 Equity securities available for sale Preferred Stock	Dec. 31, 2011 Equity securities available for sale Mutual Funds	Dec. 31, 2010 Equity securities available for sale Mutual Funds	Dec. 31, 2010 Equity securities available for sale Mutual Funds Segment Discontinued Operations	Dec. 31, 2011 Equity securities trading	Dec. 31, 2010 Equity securities trading	Dec. 31, 2010 Equity securities trading Segment Discontinued Operations	Dec. 31, 2011 Mortgage and other loans receivable	Dec. 31, 2011 Other invested assets	Dec. 31, 2010 Other invested assets	Dec. 31, 2010 Other invested assets Segment Discontinued Operations	Dec. 31, 2010 Other assets.	Dec. 31, 2009 Separate account assets	Dec. 31, 2010 Separate account assets Segment Discontinued Operations
Fair value assets and liabilities measured on recurring basis, unobservable input reconciliation calculation
Balance Beginning of Period	$ 34,656	$ 37,145																											$ 17,088	$ 22,474		$ 609	$ 613	$ 5	$ 753		$ 2,262	$ 4,791		$ 6,367	$ 6,654		$ 3,604	$ 4,939		$ 4,241	$ 4,724		$ 10,028	$ 7,387		$ 16		$ 56			$ 121		$ 91	$ 4	$ 506	$ 325		$ 9,431	$ 6,865		$ 125	$ 95		$ 61	$ 35		$ 64	$ 54		$ 6		$ 1	$ 8			$ 7,414	$ 6,910		$ 270	$ 1
Net Realized and Unrealized Gains (Losses) Included in Income	(642)	1,753	(4,678)																										(64)	(1,494)	(3,835)	2	(59)			(741)	11	(44)	(472)	(50)	(700)	(43)	(100)	(801)	(2,067)	73	110	(512)	(595)	2,899	(408)		(16)		(13)		(3)	(111)	(27)	(24)	92	50	(98)	(660)	2,876	(170)	27	(7)	(27)	28	(2)	(9)	(1)	(5)			(18)			(8)		(10)	355	(399)			(1)
Accumulated Other Comprehensive Income	923	4,833																											756	4,637		112	5		3		(25)	122		288	1,847		239	2,055		142	605																				28	47		(4)	38		32	6		3						139	149
Purchases, Sales, Issuances and Settlements, Net	2,503	(5,738)																											3,479	(4,246)		296	(121)	5	29		171	(322)		3,232	(2,497)		207	(668)		(432)	(667)		(190)	(171)				(32)		(11)	(7)		239	(7)	(95)	19		(323)	(144)		(47)	23		(40)	4		(1)	8	(6)	11		(1)	1		1	(739)	(1,075)		(270)
Gross Transfers in, assets	5,214																												4,576			17					2,480			1,093			134			852			358							18					292			48			29			18			5		6							251
Gross Transfers out, assets	(4,627)																												(3,879)			(76)		(1)			(2,964)			(53)			(129)			(656)			(305)												(241)			(64)			(6)			(6)												(437)
Net Transfers		1,341																												(448)			171		(39)			(1,813)			1,106			146			(19)			321				(11)						118		210			4			(6)			(5)			1		(2)							1,474
Balance End of Period	38,027	34,656																											21,956	17,088		960	609	9	5		1,935	2,262		10,877	6,367		3,955	3,604		4,220	4,241		9,296	10,028		16				7			303	91	554	506		8,432	9,431		156	125		57	61		99	64					1		1	6,618	7,414			1
Changes in Unrealized Gains (Losses) on Instruments Held at End of Period, assets	(615)	1,012																																															(617)	1,528						1	(6)		(28)	(19)	87	146		(677)	1,407																	2	(516)
Balance at the Beginning of the Period				(4,544)	(12,160)	(445)	(5,214)		(3,117)	(6,065)		732	(1,469)	16	29		22	74		23	22	(3,798)	(4,545)	(112)	(176)		(982)	(881)
Net Realized and Unrealized Gains (Losses) Included in Income			5,126	(151)	720	(429)	175	5,138	338	782	(12)	46	(20)	(11)	7	(18)	(16)	(27)	(1)	1	3	332	880	(14)	(61)	7	(60)	(237)
Accumulated Other Comprehensive Loss				(51)					(51)															(51)
Purchases, Sales, Issuances and Settlements-Net				790	1,319	(44)	(544)		279	1,120		(2)	1,230	(5)	(2)		41	(44)		(22)	(2)	193	(131)	74	69		555	743
Gross Transfers in, liabilities				(26)					(5)			30		2			(7)							(30)			(21)
Gross Transfers out, liabilities	133			133					133			(21)					(12)							166
Net Transfers					451					1,058			991					20					(2)		49			(607)
Balance at the End of the Period				(3,849)	(4,544)	(918)	(445)		(2,423)	(3,117)		785	732	2	16		28	22		2	23	(3,273)	(3,798)	33	(112)		(508)	(982)
Changes in Unrealized Gains (Losses) on Instruments Held at End of Period, liabilities				$ 663	$ (30)	$ 508	$ (609)		$ 290	$ 854		$ (90)	$ (61)	$ 1	$ 9		$ (15)	$ (4)		$ (1)	$ 3	$ 493	$ 993	$ (98)	$ (86)		$ (135)	$ (275)